UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-l5G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported): January 30, 2026

BMO Bank N.A.

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: 025-05735

Central Index Key Number of securitizer: 0001526648

Patrick Rosenthal (212) 702-1266

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ___________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity: ___________

Central Index Key Number of underwriter: ___________

Name and telephone number, including area code, of the person to contact in connection with this filing

PART 1: – REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), BMO Bank N.A. has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 30, 2026

BMO Bank N.A. (Securitizer)

/s/ Michael Kauffman
Name: Michael Kauffman
Title: Authorized Signatory